Nonfinancial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current Other Non-financial Liabilities	$ 5,416,996	$ 7,930,929
Other Non-financial Liabilities	3,357,632	3,397,995
Others
Statement [Line Items]
Other Non-financial Liabilities	34,511	3,487
VAT Payable
Statement [Line Items]
Non-current Other Non-financial Liabilities	5,220,955	7,663,981
Other Non-financial Liabilities	3,029,875	2,832,205
Tax on Bank Account Transactions Payable
Statement [Line Items]
Non-current Other Non-financial Liabilities	196,041	266,948
Other Non-financial Liabilities	161,580	326,007
Turnover Tax Payable
Statement [Line Items]
Other Non-financial Liabilities	30,237	81,275
Income Tax Withholdings Payable
Statement [Line Items]
Other Non-financial Liabilities	57,982	60,052
Concession Fees and Royalties
Statement [Line Items]
Other Non-financial Liabilities	$ 43,447	$ 94,969